SUMMARY OF SIGNIFICANT ACOUNTING POLICIES - Narrative (FY) (Details)					3 Months Ended							9 Months Ended				12 Months Ended
	Feb. 01, 2021 $ / shares	Jan. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) Segments $ / shares shares	Dec. 31, 2019 USD ($) Segments $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) property $ / shares	Sep. 30, 2019	Dec. 31, 2020 USD ($) property $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 04, 2021 $ / shares	May 05, 2021 $ / shares	Mar. 25, 2021 $ / shares	Feb. 25, 2021 $ / shares	Jan. 27, 2021 $ / shares	Jan. 22, 2021 $ / shares	May 20, 2020 $ / shares	Feb. 01, 2020 $ / shares	Jan. 14, 2019 $ / shares	Jan. 19, 2018 $ / shares	Jan. 18, 2018 $ / shares
Accounting Policies [Line Items]
Rental income from tenant reimbursements | $					$ 1,640,835			$ 1,622,218				$ 5,036,196		$ 5,521,723		$ 7,028,808	$ 4,857,794
Advertising expense | $											$ 0					$ 607,787
Earnings (loss) per share (in usd per share)					$ 0.47			$ (0.13)				$ 0.21		$ (6.50)
Dividends (in usd per share)					$ 0.2625			$ 0.4080				$ 0.7875		$ 0.9330		$ 1.4600	$ 2.1105
Restricted cash | $			$ 129,118	$ 113,362	$ 2,410,951		$ 129,118				113,362	$ 2,410,951	$ 129,118			$ 129,118	$ 113,362
Tenant reimbursements | $			60,598	$ 98,329	189,136		60,598				$ 98,329	189,136	60,598			$ 60,598	98,329
Percentage of share in property owned																72.70%
Restricted cash to fund property tax | $			32,086				32,086						32,086			$ 32,086
Impairment of real estate investment properties | $					(0)		$ 761,100	$ (0)	$ 349,457	$ 9,157,068		(0)		$ 9,506,525		$ 10,267,625	0
Number of impaired real estate properties | property														4		6
Goodwill impairment loss | $										33,267,143		0	$ 0	$ 33,267,143		$ 33,267,143
Impairment of intangible assets (excluding goodwill) | $										$ 1,305,260
Impairment of goodwill and intangible assets (Note 3) | $			$ 0		$ 0			$ 0				$ 0		$ 34,572,403		34,572,403	$ 0
Related party fees incurred | $																$ 0
Net asset value (in usd per share)			$ 21.01	$ 30.48			$ 21.01				$ 30.48		$ 21.01			$ 21.01	$ 30.48	$ 26.05	$ 24.61			$ 23.03		$ 21.01				$ 30.00
Stock repurchase program, shares authorized (in shares) | shares			1,482,188				1,482,188						1,482,188			1,482,188
Number of reportable segments | Segments			1	1
DRP
Accounting Policies [Line Items]
Share price (in usd per share)																									$ 30.81		$ 30.15	$ 30.00
Net asset value (in usd per share)																										$ 30.48
Class M OP Units
Accounting Policies [Line Items]
Stock split, conversion ratio						1.6667				1		1.6667				1.6667
Other ownership interests, units issued (in shares) | shares					65,794.95							65,794.95
Net asset value (in usd per share)			$ 35.02		$ 45.48		$ 35.02					$ 45.48	$ 35.02			$ 35.02
Class P OP Units
Accounting Policies [Line Items]
Stock split, conversion ratio																1.6667
Other ownership interests, units issued (in shares) | shares				56,029	56,029						56,029	56,029					56,029
Minimum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives												3 years				3 years
Maximum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives												5 years				5 years
Shares authorized to be repurchased per month (as a percent)												2.00%				2.00%
Shares authorized to be repurchased per quarter (as a percent)												5.00%				5.00%
Shares authorized to be repurchased per year (as a percent)																20.00%
Building | Minimum
Accounting Policies [Line Items]
Estimated useful lives (in years)																10 years
Building | Maximum
Accounting Policies [Line Items]
Estimated useful lives (in years)																48 years
Site Improvement | Maximum
Accounting Policies [Line Items]
Estimated useful lives (in years)																15 years
Tenant Improvement
Accounting Policies [Line Items]
Estimated useful lives (in years)																15 years
Tenant Improvement | Maximum
Accounting Policies [Line Items]
Estimated useful lives (in years)																15 years
Lender Reserves
Accounting Policies [Line Items]
Restricted cash to fund property tax | $			$ 36,434	$ 20,678			$ 36,434				$ 20,678		$ 36,434			$ 36,434	$ 20,678
Lease Agreements
Accounting Policies [Line Items]
Restricted cash | $			$ 92,684	$ 92,684			$ 92,684				$ 92,684		$ 92,684			92,684	$ 92,684
BrixInvest | Class M OP Units
Accounting Policies [Line Items]
Other ownership interests, units issued (in shares) | shares				657,949.5							657,949.5						657,949.5
BrixInvest | Class P OP Units
Accounting Policies [Line Items]
Other ownership interests, units issued (in shares) | shares				26,318							26,318						26,318
Reimbursable organizational and offering expenses
Accounting Policies [Line Items]
Related party fees incurred | $																	$ 1,206,881
Due from BRIX REIT
Accounting Policies [Line Items]
Related party fees incurred | $																$ 0	$ 0
Sponsor | Reimbursable organizational and offering expenses
Accounting Policies [Line Items]
Gross offering proceeds, percentage															3.00%
Class C
Accounting Policies [Line Items]
Stock split, conversion ratio												1					1
Common stock (in usd per share)	$ 0.001	$ 0.003	$ 0.001	$ 0.001	$ 0.001		$ 0.001				$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Earnings (loss) per share (in usd per share)					0.47			$ (0.12)				0.21		$ (6.51)		(6.06)	(0.88)
Dividends (in usd per share)																1.46	2.11
Class S
Accounting Policies [Line Items]
Common stock (in usd per share)	$ 0.001	0.003	$ 0.001	$ 0.001	0.001		$ 0.001				0.001	0.001	$ 0.001			0.001	0.001
Earnings (loss) per share (in usd per share)					$ 0.47			$ (0.12)				$ 0.20		$ (6.51)		(6.06)	$ (0.82)
Dividends (in usd per share)											$ 2.11					$ 1.46
Subsequent Event
Accounting Policies [Line Items]
Stock split, conversion ratio	0.3333
Net asset value (in usd per share)	$ 23.03																			$ 23.03	$ 21.01	$ 23.03	$ 21.01
Subsequent Event | Class C
Accounting Policies [Line Items]
Common stock (in usd per share)	$ 0.001	$ 0.003
Share repurchase program, minimum holding period	6 months	90 days
Percentage of NAV, shares held for less than one year		97.00%
Percentage of NAV, shares held for one to two years		98.00%
Percentage of NAV, shares held for two to three years		99.00%
Percentage of NAV, shares held for at least three years		100.00%
Percentage of NAV, shares held for less than two years	98.00%
Percentage of NAV shares held for at least two years	100.00%
Subsequent Event | Class C | DRP
Accounting Policies [Line Items]
Share repurchase program, minimum holding period	6 months	90 days
Subsequent Event | Class S
Accounting Policies [Line Items]
Common stock (in usd per share)	$ 0.001	$ 0.003